Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2022
Basis Of Preparation Of Consolidated Financial Statements
Basis of preparation of the consolidated financial statements

(ii) These amounts include Aripuanã’s pre-operating expenses and ramp-up impacts; considering that these items do not reflect the Company’s normal operating activities, they have been adjusted from its EBITDA. For the year 2022, this amount includes USD 42,785 related to the idleness of Aripuanã mine’s and plant’s capacity (without depreciation), USD 8,916 related to other pre-operating expenses and USD 35,838 related to the provision of Aripuanã’s inventory to its net realizable value (without depreciation). For comparative purposes, the related 2021 and 2020 amounts have also been adjusted.

(iii) This amount includes the annual remeasurement adjustment of the Company’s silver streaming revenues previously recognized given the changes in long-term prices and in the mine plan for the Cerro Lindo mining unit. This remeasurement is a non-cash item and has been included in the Company’s Adjusted EBITDA calculation.

3	Basis of preparation of the consolidated financial statements

These consolidated financial statements have been prepared in accordance with IFRS and interpretations issued by the IFRS Interpretations Committee applicable to companies reporting under IFRS, as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities (including other financial instruments) measured at fair value at the end of each reporting period.

The consolidated financial statements of the Company for the year ended December 31, 2022, were approved for issue in accordance with a resolution of the Board of Directors on February 15, 2023.